Shareholder Report, Average Annual Return (Details) 190692_Baird Chautauqua Global Growth Fund_Institutional Class Shares_TSR Annual {Institutional Class Shares}	12 Months Ended	60 Months Ended	117 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Institutional Class Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class Shares | CCGIX
Average Annual Return, Percent	22.40%	8.37%	12.66%
MSCI ACWI Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	22.34%	11.19%	11.90%